Commitments, Contingent Liabilities and Other - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Warranty statutes in the state or province, Period	10
Purchase obligation	$ 62.7	$ 69.7
Land [Member]
Contingencies And Commitments [Line Items]
Purchase obligation	$ 25.0	$ 15.5